DODIE KENT
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                                   Fax: 314-3959
[AXA EQUITABLE LOGO]

                                                                   March 5, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

               Re: Separate Account A of AXA Equitable Life Insurance Company (the "Account") (Registration Nos. 2-30070 and 811-01705, 2-44921 and 811-01705, 2-50547-01 and 811-01705, 33-47949
                    and 811-01705; 33-58950 and 811-01705 and 333-81393 and
                    811-01705, 333-81501 and 811-01705; 333-130988 and
                    811-01705; 333-137052 and 811-01705; 333-141082 and
                    811-01705, 333-141292 and 811-01705; 333-19925; 333-146143
                    and 811-01705; 333-153809 and 811-01705) (EQUI-VEST,
                    EQUIPLAN, Old Contracts, Momentum, Momentum Plus, EQUI-VEST Series 700, EQUI-VEST Series 701, EQUI-VEST Series 800, EQUI-VEST Series 801, EQUI-VEST Strategies, EQUI-VEST At Retirement, EQUI-VEST At Retirement ('04), At Retirement, Variable Immediate Annuity, Crossings, and EQUI-VEST 201 respectively)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the annual reports, for the period ended December 31, 2008, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust underlying funds:
     AXA Aggressive Allocation;
     AXA Conservative Allocation;
     AXA Conservative-Plus Allocation;
     AXA Moderate Allocation;
     AXA Moderate-Plus Allocation;
     Multimanager Aggressive Equity;
     Multimanager Core Bond;
     Multimanager Health Care;
     Multimanager High Yield;
     Multimanager International Equity;
     Multimanager Large Cap Core Equity;
     Multimanager Large Cap Growth;
     Multimanager Large Cap Value;
     Multimanager Mid Cap Growth;
     Multimanager Mid Cap Value;
     Multimanager Small Cap Growth;
     Multimanager Small Cap Value;
     Multimanager Technology
     Target 2015 Allocation;
     Target 2025 Allocation;
     Target 2035 Allocation;
     Target 2045 Allocation

  o  EQ Advisors Trust underlying funds:
     Crossings Conservative Allocation
     Crossings Conservative-Plus Allocation
     Crossings Moderate Allocation
     Crossings Moderate-Plus Allocation
     Crossings Aggressive Allocation
     EQ/AllianceBernstein Common Stock;
     EQ/AllianceBernstein Intermediate Government Securities;
     EQ/AllianceBernstein International;
     EQ/AllianceBernstein Small Cap Growth;
     EQ/Ariel Appreciation II;
     EQ/AXA Rosenberg Value Long/Short Equity;
     EQ/BlackRock Basic Value Equity;
     EQ/BlackRock International Value;
     EQ/Boston Advisors Equity Income;
     EQ/Calvert Socially Responsible;
     EQ/Capital Guardian Growth;
     EQ/Capital Guardian Research;
     EQ/Caywood-Scholl High Yield Bond;
     EQ/Davis New York Venture;
     EQ/Equity 500 Index;
     EQ/Evergreen International Bond;
     EQ/Evergreen Omega;
     EQ/Franklin Income;
     EQ/Franklin Small Cap Value;
     EQ/Franklin Templeton Founding Strategy;
     EQ/GAMCO Mergers and Acquisitions;
     EQ/GAMCO Small Company Value;
     EQ/International Core PLUS
     EQ/International Growth
     EQ/JPMorgan Core Bond;
     EQ/JPMorgan Value Opportunities;
     EQ/Large Cap Core PLUS
     EQ/Large Cap Growth Index;
     EQ/Large Cap Growth PLUS
     EQ/Large Cap Value Index;
     EQ/Large Cap Value PLUS;
     EQ/Long Term Bond;
     EQ/Lord Abbett Growth and Income;
     EQ/Lord Abbett Large Cap Core;
     EQ/Lord Abbett Mid Cap Value;
     EQ/Marsico Focus;
     EQ/Mid Cap Index;
     EQ/Mid Cap Value PLUS
     EQ/Money Market;
     EQ/Montag & Caldwell Growth;
     EQ/Mutual Shares;
     EQ/Oppenheimer Global;
     EQ/Oppenheimer Main Street Opportunity;
     EQ/Oppenheimer Main Street Small Cap;
     EQ/PIMCO Real Return;
     EQ/Quality Bond PLUS;
     EQ/Short Duration Bond;
     EQ/Small Company Index;
     EQ/T. Rowe Price Growth Stock;
     EQ/Templeton Growth;
     EQ/UBS Growth and Income;
     EQ/Van Kampen Comstock;
     EQ/Van Kampen Emerging Markets Equity;
     EQ/Van Kampen Mid Cap Growth;
     EQ/Van Kampen Real Estate

     Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

     AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

     Please direct any question or comment to the undersigned.


                                                     Very truly yours,

                                                     /s/ Dodie Kent
                                                     ------------------
                                                     Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
              1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104